SHAREHOLDERS' EQUITY - Schedule of fair value assumptions (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015
Weighted average values used in determining the fair value of options granted
Granted	172,974	43,156
Stock Options
Weighted average values used in determining the fair value of options granted
Volatility	95.60%	75.80%
Risk Free Rate	0.58%	1.35%
Dividend yield
Average Expected Life	3 years 11 months 19 days	4 years
Fair value of options granted	$ 683	$ 1,204